Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests Abstract
Schedule of detail, by Group company, of Equity - Non-controlling interests

	Million of euros
	2018	2017	2016
Santander Consumer USA Holdings Inc.	1,652	1,479	1,963
Santander Bank Polska S.A.	1,538	1,901	1,653
Grupo PSA	1,409	1,305	1,149
Banco Santander (Brasil) S.A.	1,114	1,489	1,784
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	1,093	1,056	1,069
Banco Santander - Chile	1,085	1,209	1,204
Grupo Metrovacesa	—	836	449
Other companies (*)	1,493	1,481	1,208
	9,384	10,756	10,479

Profit/(Loss) for the year attributable to non-controlling interests	1,505	1,588	1,282
Of which:
Banco Santander (Brasil) S.A.	292	288	194
Banco Santander - Chile	279	264	215
Grupo PSA	232	206	171
Santander Consumer USA Holdings Inc.	218	368	256
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	216	194	190
Santander Bank Polska S.A.	173	160	148
Other companies	95	108	108
	10,889	12,344	11,761

(*)    Includes a Santander UK plc issuance of perpetual equity instruments of EUR 1,280 million in 2018 (EUR 1,290 million and EUR 753 million in 2017 and 2016, respectively).

Schedule of changes in Non-controlling interests

	Million of euros
	2018 (*)	2017	2016
Balance at the end of the previous year	12,344	11,761	10,713
Effect of changes in accounting policies (**)	(1,292)	—	—
Balance at beginning of year	11,052	11,761	10,713
Other comprehensive income	(109)	(583)	374
Exchange differences	(135)	(653)	360
Cash flow hedge	(1)	(11)	45
Available for sale equity	—	(2)	(30)
Available for sale fixed income	—	71	38
Changes in the fair value of equity instruments	(12)	—	—
Changes in the fair value of debt instruments	40	—	—
Other	(1)	12	(39)
Other	(54)	1,166	674
Profit attributable to non-controlling interests	1,505	1,588	1,282
Modification of participation rates	(65)	(819)	(28)
Change of perimeter	(660)	(39)	(197)
Dividends paid to minority shareholders	(687)	(665)	(800)
Changes in capital and others concepts	(147)	1,101	417
Balance at end of year	10,889	12,344	11,761

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)  See change in consolidated statements of changes in total equity.

Schedule of financial information on the subsidiaries with significant non-controlling interests
	Million of euros (*)
			Grupo
	Banco		Financiero		Santander
	Santander	Banco	Santander	Santander	Consumer
	(Brasil)	Santander -	México,	Bank	USA
	S.A.	(Chile), S.A.	S.A.B. de C.V.	Polska S.A.	Holdings Inc.
Total assets	166,036	50,911	65,876	43,669	38,526
Total liabilities	150,760	46,035	60,507	38,736	32,340
Net assets	15,276	4,876	5,369	4,933	6,186
Total income	13,345	2,535	3,527	1,488	4,215
Total profit	2,940	901	975	424	710

(*)    Information prepared in accordance with the segment reporting criteria described in Note 52 and, therefore, it may not coincide with the information published separately by each entity.